Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Performance and payment bonds1
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	€ 1,313	€ 1,399
Contingent liability arising from post-employment benefit obligations [member]
Contingent liabilities and legal proceedings - Conti
Notional value of security	€ 119
Number of guarantees under pension scheme	2
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,490
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	119
Vodafone Idea and Idea Cellular legal case [Member] | Maximum
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	€ 64,000	€ 695